Filed Pursuant to Rule 497(e)
1933 Act File No. 333-114371
1940 Act File No. 811-21556

Perritt Funds, Inc.

Perritt MicroCap Opportunities Fund (PRCGX)

Perritt Ultra MicroCap Fund (PREOX)

Perritt Low Priced Stock Fund (PLOWX)

August 3, 2018

Supplement dated August 3, 2018 to the
Currently Effective Statutory Prospectus and
Statement of Additional Information, each dated February 28, 2018

Change of Address

Effective as of August 13, 2018, the address of Perritt Funds, Inc. and Perritt Capital Management, Inc., the investment adviser to the Perritt Funds, will change.  The new address will be:

300 South Wacker Drive
Suite 600
Chicago, IL  60606

As of August 13, 2018, all references to the old address are hereby deleted from the Statutory Prospectus and the Statement of Additional Information, and replaced with the new address referenced above.

If you have any questions, please call the Perritt Funds at 1-800-332-3133 (toll free).

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Please retain this Supplement for future reference.